K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

VIA EDGAR TRANSMISSION

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	George P. Attisano george.attisano@klgates.com December 4, 2015

Re:	John Hancock Funds II (the “Registrant”), on behalf of:

John Hancock Absolute Return Currency Fund;

John Hancock Diversified Strategies Fund;

John Hancock Fundamental All Cap Core Fund;

John Hancock Fundamental Large Cap Core Fund;

John Hancock Fundamental Large Cap Value Fund;

John Hancock Global Absolute Return Strategies Fund;

John Hancock Global Income Fund;

John Hancock Short Duration Credit Opportunities Fund; and

John Hancock Technical Opportunities Fund (collectively, the “Funds”)
File Nos. 333-126293; 811-21779

CERTIFICATION UNDER RULE 497(j)

Ladies and gentlemen:

On behalf of the Registrant, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that the forms of prospectus and statement of additional information for the Funds that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information dated December 1, 2015, contained in Post-Effective Amendment No. 160 to the Registrant’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 162 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on November 25, 2015 via EDGAR, accession number 0001133228-15-006091.

If you have any questions or comments, please call me at 617-261-3240.

Sincerely,

/s/ George P. Attisano

George P. Attisano

Cc: Ariel Ayanna,

Assistant Secretary of the Registrant